RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
4.  RELATED PARTY TRANSACTIONS

The Company paid a salary to Prateek Dwivedi, the current Chief Executive Officer and a Director of the Company of $304,572 (CDN$395,000) (2016 - $23,568 (CDN$32,500) and consulting fees to a company in which he is the beneficial owner of $117,839 (CDN$162,350)). During 2017 the Company paid consulting fees of $116,238 (CDN$150,750) to Scott Woodrow. The Company paid a salary to Scott Woodrow, the former Chief Executive Officer and Director of the Company, of $171,519 (CDN$236,525) for the year ended December 31, 2016.

On July 27, 2017, the Company entered into a demand non-interest bearing secured promissory note with Scott Woodrow, a director of the Company, in the principal amount of $47,778 (CDN$60,000). In November 2017, the note was converted into a note with 800,000 attached warrants.

On July 27, 2017, the Company entered into a demand non-interest bearing secured promissory note with NView Management in the principal amount of $86,797 (CDN$109,000). Scott Woodrow, a director of the Company, is the controlling shareholder, director and President of NView Management , As at December 31, 2017 $45,490 (CDN$59,000) was outstanding on this note.

On October 11, 2017, the Company entered into a demand non-interest bearing unsecured promissory note with Scott Woodrow, a director of the Company, in the principal amount of $80,276 (CDN$100,000). On January 18, 2018 the note was exchanged for an unsecured convertible debenture. (see note 11)

At December 31, 2016, Convertible Notes to related parties were as follows:

Related Party	Position	Amount
Jesse Kaplan	Director	$142,358
David Stefansky	Director	142,358
		$284,896

On January 12, 2017, Jesse Kaplan and David Stefansky resigned as Directors of the Company.